RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated April 30, 2019 to the Prospectus for Old Westbury Funds, Inc. (with respect to the Old Westbury Strategic Opportunities Fund) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 30, 2019 (Accession No. 0000930413-19-001471).